SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ in Millions		1 Months Ended			12 Months Ended
	May 10, 2021 USD ($) ft²	Jul. 31, 2022 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Sep. 30, 2022 USD ($) ft² Integer shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2011 USD ($)	Dec. 25, 2020 USD ($)	Dec. 25, 2020 CNY (¥)	Oct. 01, 2020 USD ($)
Uncollectable account receivable written-off						$ 99,528
Allowance for uncollectable balances					13,337	14,691	93,032
Allowance for doubtful accounts
Inventory reserve					6,869	147,960
Short term investments					$ 20,343	565
Estimated useful lives of intangible assets					50 years
Land acquired | ft²	8.2				4.1
Payments to acquire property, plant, and equipment					$ 27,695	51,878	31,885
Impairment of long-lived assets					0	0
Operating lease right of use assets					546,690	201,007					$ 200,000
Operating lease liabilities					557,384	209,574					$ 200,000
Finance lease liabilities									$ 300,000	¥ 2
Deferred revenue					188,745	1,096,101
Deferred revenue, revenue recognized					1,080,178	403,399	213,734
Research and development expense					424,558	249,050	205,359
Government subsidies					$ 1,306,627	449,972	362,187
Value added tax rate description					17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%)
Employee defined cost					$ 80,150	$ 54,189	$ 30,724
Grant stock option directors to purchase, shares | shares					52,108	36,000
Antidilutive shares | shares					35,290	90,402
Number of Operating Segments | Integer					1
Option Shares [Member]
Antidilutive shares | shares					35,290	36,000
Underwriter Warrants [Member]
Antidilutive shares | shares						101,200
Third Party Consultants [Member]
Stock Issued During Period, Shares, Issued for Services | shares					633,333
Director [Member]
Grant stock option directors to purchase, shares | shares		29,600	22,508	36,000
VAT [Member]
Income tax payable					$ 572,306
CHINA
Income tax payable					602,236
Tongchuan CIP Project [Member]
Payments to acquire property, plant, and equipment								$ 200,000
Yumen CIP Project [Member]
Payments to acquire property, plant, and equipment	$ 300,000
Other Income [Member]
Short term investments					20,343	$ 565
Selling and Marketing Expense [Member]
Advertising expenses					$ 41,578	$ 25,397	$ 14,264
Xi'an DT [Member]
Non-controlling interests rate					25.00%
Tianjin YHX [Member]
Non-controlling interests rate					49.00%	49.00%